Segment Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment Information
5. SEGMENT INFORMATION
For management purposes, the business of the Group is organized into Ozon.ru, the Group’s primary core
e-commerce
business, which is comprised of sales of multi-category consumer products through our application and website and other initiatives and verticals.
These business units are managed separately and the results of their operations are reviewed by the chief operating decision maker (CODM) on a regular basis for the purpose of making decisions about resource allocation and performance assessment.
Ozon.ru represents over 99%, 99% and 98% of the Group’s revenue for the years ended December 31, 2021, 2020 and 2019, respectively, therefore, the Group presents Ozon.ru as the only reportable segment, as this reflects the consolidated view of operating segments noted above.
The Group uses Adjusted EBITDA to assess results of operations of its segments. The Adjusted EBITDA is calculated as loss for the period before income tax expense / (benefit), total non-operating
(income) / expense, depreciation and amortization and share-based compensation expense. The following table presents a reconciliation of the Group’s loss for the period to Adjusted EBITDA for each of the periods indicated:

	2021	2020	2019
Loss for the period	(56,779)	(22,264)	(19,363)
Income tax expense /(benefit)	2	230	(216)
Total non-operating (income)/expense	(2,079)	4,711	967
Depreciation and amortization	9,880	4,963	2,590
Share-based compensation expense	7,820	644	190

Adjusted EBITDA	(41,156)	(11,716)	(15,832)